Variable Interest Entities - Narrative (Details) - vessel	1 Months Ended	6 Months Ended
	Mar. 31, 2016	Jun. 30, 2016
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		6
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		6
Sale and leaseback term		10 years
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		4
Variable Interest Entity, Primary Beneficiary | CMBL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
Sale and leaseback term	10 years